Information on market risk and fair value of financial assets and liabilities (telecom activities) - Book value of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	€ 13,841	€ 16,489	€ 15,855
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of financial assets [line items]
Other financial assets	3,776	5,545	3,290
Financial assets	10,204	12,846	12,168
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	415	381	363
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	490	419	431
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,871	4,745	2,496
Operating segments [member] | Telecom activities, operating segment [member] | Trade receivables | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	6,046	6,237	6,040
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets excluding trade receivables and cash and cash equivalents
Disclosure of financial assets [line items]
Other financial assets	3,777	5,545	3,291
Operating segments [member] | Telecom activities, operating segment [member] | Equity securities | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Other financial assets	490	421	432
Operating segments [member] | Telecom activities, operating segment [member] | Equity securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	173	205	203
Operating segments [member] | Telecom activities, operating segment [member] | Investments at fair value | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	2,678	4,500	2,266
Financial assets	2,678	4,500	2,266
Operating segments [member] | Telecom activities, operating segment [member] | Cash collateral paid | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	21	38	27
Financial assets	21	38	27
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets at amortized cost excluding trade receivables and cash | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	415	381	363
Operating segments [member] | Telecom activities, operating segment [member] | Cash and Cash Equivalents
Disclosure of financial assets [line items]
Other financial assets	5,504	5,846	8,188
Operating segments [member] | Telecom activities, operating segment [member] | Cash | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	3,060	2,668	2,709
Operating segments [member] | Telecom activities, operating segment [member] | Cash Equivalents | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 2,444	€ 3,178	€ 5,479